Shareholder Report, Line Graph (Details) 193997_Innovator International Developed Power Buffer ETF - February_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - February
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed Power Buffer ETF - February NAV
Accumulated Value	$ 10,518	$ 10,000	$ 11,830
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	10,623	10,000	$ 13,070
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 10,377	$ 10,000	$ 12,443